Note 13 - Quantitative Information about Fair Value (Level 3) (Detail) - Valuation technique unobservable parameters (Level 3) [Member] € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 86		€ 22
Mortgage and other asset-backed securities		94		128
Total mortgage- and other asset-backed securities		180		151
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		4,385		4,720
Equity securities [Abstract]
Equity securities		778		787
Loans, at fair value [Abstract]
Loans, at Fair Value		9,405		8,819
Loan commitments (financial instruments)		0		0
Other financial instruments		2,647	[1]	2,629	[2]
Total non-derivative financial instruments held at fair value		17,396		17,106
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives		4,997		6,360
Credit derivatives		501		577
Equity derivatives		339		452
FX derivatives		1,765		1,646
Other derivatives		601		534
Total market values from derivative financial instruments		8,203		9,569
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		3,116		2,625
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		0		3
Loan commitments (financial instruments)		5		12
Other financial instruments		154	[3]	186	[4]
Total non-derivative financial instruments held at fair value		3,275		2,825
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives		4,070		4,546
Credit derivatives		503		517
Equity derivatives		1,027		1,155
FX derivatives		1,850		1,976
Other derivatives		130	[5]	(205)	[6]
Total market values from derivative financial instruments		€ 7,581		€ 7,989
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	[7]	0.00%	[8]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute		220	[7]	182	[8]
Mortgage and other asset-backed securities, significant unobservable input, absolute		110	[7]	169	[8]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute		84	[7]	62	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		12	[7]	133	[8]
Loan commitments, significant unobservable input, absolute		169	[7]	94	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		2	[7]	1	[8]
Other derivatives, significant unobservable input, absolute	[7]	234
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		50.00%	[7]	16.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		40.00%	[7]	40.00%	[8]
Loan commitments, significant unobservable input, percent		40.00%	[7]	35.00%	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		8.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	[7]	0.00%	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		2.00%	[7]	3.00%	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		18.00%	[7]	8.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent		7.00%	[7]	7.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute		120	[7]	2	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		(3,932)	[7]	(1,748)	[8]
FX derivatives, significant unobservable input, absolute		(7)	[7]	(6)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		1.00%	[7]	(1.00%)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute		5	[7]	5	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Price, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	[7]	73.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[7]	1.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(10.00%)	[7]	(1.00%)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(90.00%)	[7]	(90.00%)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		7.00%	[7]	13.00%	[8]
Other derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute		0	[7]	88	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[7]	1.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		(6.00%)	[7]	(12.00%)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Quoted volatility [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		26.00%	[7]	25.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent		102.00%	[7]	100.00%	[8]
Mortgage and other asset-backed securities, significant unobsevable input, percent		104.00%	[7]	99.00%	[8]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent		300.00%	[7]	181.00%	[8]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		100.00%	[7]	150.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		124.00%	[7]	122.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute		1,830	[7]	1,720	[8]
Mortgage and other asset-backed securities, significant unobservable input, absolute		1,828	[7]	2,672	[8]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute		651	[7]	1,369	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		1,207	[7]	1,520	[8]
Loan commitments, significant unobservable input, absolute		1,070	[7]	925	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		7,535	[7]	4,885	[8]
Other derivatives, significant unobservable input, absolute	[7]	610
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		85.00%	[7]	95.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		75.00%	[7]	75.00%	[8]
Loan commitments, significant unobservable input, percent		76.00%	[7]	76.00%	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		40.00%	[7]	40.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		2.00%	[7]	16.00%	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		18.00%	[7]	15.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		29.00%	[7]	29.00%	[8]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		26.00%	[7]	19.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		20.00%	[7]	20.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent		13.00%	[7]	13.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute		595	[7]	525	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		4,150	[7]	1,301	[8]
FX derivatives, significant unobservable input, absolute		50	[7]	46	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		15.00%	[7]	14.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		100.00%	[7]	100.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute		15	[7]	13	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent		100.00%	[7]	100.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Price, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	[7]	77.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		7.00%	[7]	6.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		43.00%	[7]	43.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		96.00%	[7]	99.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		65.00%	[7]	90.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		84.00%	[7]	75.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		23.00%	[7]	30.00%	[8]
Other derivatives, significant unobservable input, percent		129.00%	[7]	91.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute		0	[7]	96	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		3.00%	[7]	11.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		6.00%	[7]	6.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		39.00%	[7]	48.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		85.00%	[7]	85.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		59.00%	[7]	69.00%	[8]
Financial Instruments Category [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, absolute	[8]			0
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		€ 2,887		€ 2,741
Corporate, sovereign and other debt securities (held for trading)		2,887		2,741
Equity securities [Abstract]
Equity securities		127		161
Loans, at fair value [Abstract]
Loans, at Fair Value		6,121		5,298
Assets: Non-Trading Financial Assets mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Corporate, sovereign and other debt securities (held for trading)		1,254
Equity securities [Abstract]
Equity securities		652		626
Loans, at fair value [Abstract]
Loans, at Fair Value		696		925
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations				0
Corporate, sovereign and other debt securities (held for trading)		0		1,844
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		0		94
Assets: Financial Assets at fair value through OCI [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations				135
Corporate, sovereign and other debt securities (held for trading)		244
Loans, at fair value [Abstract]
Loans, at Fair Value		2,588		2,502
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		26		30
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		0		3
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		3,089		2,594
Loans, at fair value [Abstract]
Loans, at Fair Value		€ 0		€ 0

[1]	Other financial assets include € 104 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 117 million other financial assets at fair value through other comprehensive income
[2]	[2] Other financial assets include € 196 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 38 million other financial assets at fair value through other comprehensive income
[3]	Other financial liabilities include € 154 million of securities sold under repurchase agreements designated at fair value
[4]	[3] Other financial liabilities include € 141 million of securities sold under repurchase agreements designated at fair value and € 45 million other financial liabilities designated at fair value
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[6]	[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[7]	[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[8]	[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position